Convertible Notes Payable (Details 1)	12 Months Ended
Jun. 30, 2015 USD ($) $ / shares
Amount of Note	$ 121,805
March 31, 2015 [Member]
Maturity Date	Mar. 31, 2017
Interest Rate	10.00%
Conversion Rate Per Share | $ / shares	$ 0.90
Amount of Note	$ 36,340
June 30, 2015 [Member]
Maturity Date	Jun. 30, 2017
Interest Rate	10.00%
Conversion Rate Per Share | $ / shares	$ 0.05
Amount of Note	$ 85,465